ORGANIZATION - Additional Information (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 22, 2024 CNY (¥) shareholder	Dec. 19, 2016	Jan. 31, 2011 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ORGANIZATION
Percentage on monthly after-tax profits	100.00%
Property and equipment, net				¥ 17,216,635	$ 2,358,669	¥ 13,024,393
Restricted cash - non current				42,842	5,869	882	¥ 500
Assets				32,357,042	$ 4,432,897	30,385,903
Consolidated VIE's assets pledged as collateral				0
Consolidated VIE's liabilities pledged as collateral				0
Asset pledged as collateral
ORGANIZATION
Restricted cash - non current				18,000
Assets				832,153		845,897
Property | Asset pledged as collateral
ORGANIZATION
Assets				445,345		155,239
Option Agreement
ORGANIZATION
Exclusive option price				¥ 1
Agreement agreement between 21Vianet China and the 21Vianet Technology, term	10 years	10 years		10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date		Dec. 18, 2026		Dec. 18, 2016
Technical Consulting and Service Agreement
ORGANIZATION
Agreement agreement between 21Vianet China and the 21Vianet Technology, term		10 years		10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date		Dec. 18, 2026		Dec. 18, 2016
Service fee per hour				¥ 1
Mutually-agreed amount paid for certain other technical services	5 days
Loan Agreement | Shareholders | Loan one
ORGANIZATION
Loan facility provided to related parties			¥ 7,000
Loan Agreement | Shareholders | Loan Two
ORGANIZATION
Loan facility provided to related parties			¥ 3,000
Loan Agreement | Related Party | Mr. Sheng Chen
ORGANIZATION
Debt instrument, face amount	¥ 57,000
Loan Agreement | Related Party | Mr. Jun Zhang
ORGANIZATION
Debt instrument, face amount	¥ 3,000
Attorney agreement
ORGANIZATION
Agreement agreement between 21Vianet China and the 21Vianet Technology, term	10 years
Share pledge agreement
ORGANIZATION
Number of shareholders agreement entered | shareholder	2
Variable Interest Entity, Primary Beneficiary
ORGANIZATION
Property and equipment, net				7,150,464		7,398,768
Restricted cash - non current				18,000		382
Assets				18,156,694		17,294,365
Variable Interest Entity, Primary Beneficiary | Asset pledged as collateral
ORGANIZATION
Property and equipment, net				1,022,885		¥ 1,116,514
Variable Interest Entity, Primary Beneficiary | Property | Asset pledged as collateral
ORGANIZATION
Property and equipment, net				¥ 324,486